19. Stock Options (Annual) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Stock option Assumptions
	Year ended December 31, 2021
Exercise price	$2.62	to	5.10
Risk free interest rate	0.92	to	1.63%
Expected life of options	10 years
Expected volatility of underlying stock	206.8	to	229.8%
Expected dividend rate	0%

Stock Option Activity
	Number of shares	Exercise price per share			Weighted average exercise price
Outstanding January 1, 2021	1,622,938	$1.84	to	2.96	$2.11
Granted	1,193,500	2.62	to	5.10	3.15
Forfeited/cancelled	(50,000)	2.62			2.62
Exercised	—	—			—
Expired	—	—			—
Outstanding December 31, 2021	2,766,438	$1.84	to	5.10	$2.92
Granted	270,000	0.454	to	2.50	1.67
Forfeited/cancelled	(652,375)	1.84	to	2.80	1.85
Exercised	—	—			—
Outstanding September 30, 2022	2,384,063	$0.454	to	5.10	$3.07

	Number of shares	Exercise price per share			Weighted average exercise price
Outstanding January 1, 2020	315,938	$2.72	to	2.96	$2.84
Granted	1,307,000	1.84	to	2.03	1.95
Forfeited/cancelled	—	—			—
Exercised	—	—			—
Expired	—	—			—
Outstanding December 31, 2020	1,622,938	$1.84	to	2.96	2.11
Granted	1,193,500	2.62	to	5.10	3.15
Forfeited/cancelled	(50,000)	2.62			2,62
Exercised	—	—			—
Outstanding December 31, 2021	2,766,438	$1.84	to	5.10	$2.92

Stock Options - Stock options outstanding
	Options outstanding			Options exercisable
Exercise price	Number of shares	Weighted average remaining years	Weighted average exercise price	Number of shares	Weighted average exercise price
$0.45	110,000	9.99		—
$2.03	659,000	8.01		487,667
$2.50	160,000	9.50		—
$2.72	25,000	3.75		25,000
$2.80	216,250	6.98		162,552
$2.96	70,313	6.77		70,313
$3.43	25,000	9.22		—
$4.03	1,020,000	8.76		358,333
$4.07	25,000	8.79		9,000
$4.20	25,000	8.59		9,000
$5.10	48,500	8.96		48,500
	2,384,063	8.39	$3.07384	1,170,365	$2.98

	Options outstanding			Options exercisable
Exercise price	Number of shares	Weighted average remaining years	Weighted average exercise price	Number of shares	Weighted average exercise price
$1.84	648,000	8.73		162,000
$2.03	659,000	8.75		359,1673
$2.72	25,000	4.50		25,000
$2.80	220,625	7.73		124,284
$2.96	70,313	7.52		70,313
$3.43	25,000	9.97		—
$4.03	1,020,000	9.51		103,333
$4.07	25,000	9.54		—
$4.20	25,000	9.34		—
$5.10	48,500	9.71		12,125
	2,766,438	8.91	$2.92	856,222	$2.49